Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value of Financial Instruments [Abstract]
Schedule of Table Represents the Weighted Average Inputs Used in Calculating the Fair Value of the Prepaid Forward Contract and the Maturity Consideration	The following table represents the weighted average inputs used in calculating the fair value of the prepaid forward contract and the Maturity Consideration as of December 31, 2023:
December 31, 2023
Successor
Stock price	$2.03
Term (in years)	2.11
Expected volatility	40.7%
Risk-free interest rate	3.96%
Expected dividend yield	—%